UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           -----------------------------------------------
 Address:   623 Fifth Ave., 27[th] Floor
           -----------------------------------------------
            New York, New York 10022
           -----------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     January 22, 2010
-------------------   --------------------   ------------------
    [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   9
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 111,027,412,54
                                          ---------------------------



List of Other Included Managers:


NONE.








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
                           FORM 13F INFORMATION TABLE



    NAME OF ISSUER       TITLE OF CLASS     CUSIP         VALUE       SHRS AMT  SECURITY INVESTMENT OTHER   VOTING    VOTING
                                                        (X $1000)                 TYPE   DISCRETION MGRS  AUTHORITY  AUTHORITY
                                                                                                            NO. OF    SOLE /
                                                                                                            SHARES   SHARED /
                                                                                                                       NONE
CENTRAL FD CANADA CL A  CLASS A          153501 10 1   12,115,927.20    879,240   SHRS      SOLE     N/A     879,240   SOLE
GRAN TIERRA ENERGY      COM              38500T 10 1    9,710,054.12  1,704,600   SHRS      SOLE     N/A   1,704,600   SOLE
Iamgold Corp            COM              450913 10 8   42,950,891.18  2,740,168   SHRS      SOLE     N/A   2,740,168   SOLE
ISHARES SILVER TRUST    ISHARES          46428Q 10 9    3,398,599.11    205,490   SHRS      SOLE     N/A     205,490   SOLE
Itau Unibanco Multi-ADR SPONS ADR        465562 10 6    7,223,264.20    316,255   SHRS      SOLE     N/A     316,255   SOLE
MAG SILVER CORP         COM              55903Q 10 4   20,892,338.36  3,493,000   SHRS      SOLE     N/A   3,493,000   SOLE
Novagold Resources      COM NEW          66987E 20 6    7,530,429.15  1,228,455   SHRS      SOLE     N/A   1,228,455   SOLE
STAR GAS PARTNERS L.P.  UNIT LTD PARTNER 85512C 10 5    1,711,509.12    413,408   SHRS      SOLE     N/A     413,408   SOLE
TRANSGLOBE ENERGY       COM              893662 10 6    5,494,400.10  1,649,970   SHRS      SOLE     N/A   1,649,970   SOLE
CORP

                                                      111,027,412.54



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